Label	Element	Value
Morgan Stanley Mortgage Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000806564_SupplementTextBlock	Morgan Stanley April 26, 2016 Supplement SUPPLEMENT DATED APRIL 26, 2016 TO THE PROSPECTUS OF Morgan Stanley Mortgage Securities Trust, dated February 29, 2016 (the "Fund")
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Mortgage Securities Trust
Strategy [Heading]	rr_StrategyHeading	Effective on or about May 6, 2016, the penultimate paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In addition, the Fund may invest up to 20% of its assets in foreign securities, including U.S. dollar-denominated securities issued in the U.S. capital markets by foreign issuers, some of which are commonly known as "Yankee Bonds" and non-U.S. dollar-denominated securities, including Eurobonds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.